Shareholder Report, Holdings (Details) - Sector Rotation Fund (No Load Shares)	Sep. 30, 2025
Vanguard Communication Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Vanguard Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Vanguard Consumer Discretionary ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Vanguard Health Care ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Vanguard Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%